Interest payable	12 Months Ended
Dec. 31, 2023
Interest payable
Interest Payable

22. Interest payable

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Interest payable to third parties	54,765	68,366
Interest payable to related parties(1)	1,819	1,926
Interest payable to shareholders(2)	16,226	20,606
Total	72,810	90,898

(1) See Note 27 of Notes to the Consolidated Financial Statements, sub-sections 1.2 of Section 1. Loans payable to related parties for detailed disclosure.

(2) See Note 27 of Notes to the Consolidated Financial Statements, sub-section 2.1 and 2.2 of Section 2 Loans payable to shareholders for detailed disclosure.